Exhibit (d)

MONTHLY CERTIFICATEHOLDERS' STATEMENT DISCOVER CARD MASTER TRUST I Series 2003-4, Subseries 2 Monthly Statement Class A Certificate CUSIP # 25466KEU9 Class B Certificate CUSIP # 25466KEV7

Distribution Date: December 15, 2008

Month Ending: November 30, 2008

Pursuant to the Series Supplement dated as of December 30, 2003, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series Supplement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on January 5, 2004 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.

1.	Payments to investors in Series 2003-4, Subseries 2 on this Distribution Date (per $1000 of Class Initial Investor Interest)
	Series 2003-4, Subseries 2				Total	Interest	Principal
		Class A	28 days at	1.60250000%	$1.246388893	$1.246388893	$0.000000000
		Class B	28 days at	1.85250000%	$1.440833460	$1.440833460	$0.000000000

	Interest Accrual Period: from and including November 17, 2008 to but excluding December 15, 2008
	LIBOR Determination Date: November 13, 2008

2.	Principal Receivables for November, 2008				Beginning Principal Balances	Ending Principal Balances
	(a)	Aggregate Investor Interest			$25,696,587,000.00		$25,559,744,000.00
		Seller Interest			$14,399,820,448.03		$14,649,152,904.78
		Total Master Trust			$40,096,407,448.03		$40,208,896,904.78
	(b)	Group One Investor Interest			$25,696,587,000.00		$25,559,744,000.00
	(c)	Group One Investor Interest for Interchange Series			$22,849,217,000.00		$22,770,269,000.00
	(d)	Series 2003-4, Subseries 2 Investor Interest			$789,474,000.00		$789,474,000.00
	(e)	Class A Investor Interest			$750,000,000.00		$750,000,000.00
		Class B Investor Interest			$39,474,000.00		$39,474,000.00
	(f)	Total Master Trust # of Accounts			30,473,158		30,070,684
	(g)	Minimum Principal Receivables Balance at the end of the month (1)					$27,483,595,698.92
	(h)	Amount by which Master Trust Principal Receivables
		exceed the Minimum Principal Receivables Balance at the end of the month					$12,725,301,205.86

3. Allocation of Receivables and other amounts collected during November, 2008

		Finance Charge Collections		Principal Collections	Interchange
	(a)	Allocation between Investors and Seller:
		Aggregate Investor Allocation	$345,945,266.57	$4,203,930,197.87	$62,016,402.62
		Seller Allocation	$193,860,414.23	$2,355,793,611.69	$46,811,606.22
	(b) Group One Allocation		$345,945,266.57	$4,203,930,197.87	$62,016,402.62
	(c)	Series 2003-4, Subseries 2 Allocation	$10,628,234.04	$129,154,402.09		$0.00
	(d)	Class A Allocation	$10,097,065.25	$122,699,633.86		$0.00
		Class B Allocation	$531,168.79	$6,454,768.23		$0.00
	(e)	Group One Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	15.43%	N/A		N/A
	(f)	Series 2003-4, Subseries 2 Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	15.43%	N/A		0.00%

					November, 2008
	(g)	Principal Collections as a monthly percentage of Master Trust Receivables
		at the beginning of November, 2008				16.15%
	(h)	Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of November, 2008				1.33%
	(i)	Total Collections as a monthly percentage of Master Trust Receivables
		at the beginning of November, 2008				17.48%
	(j)	Trust Collections deposited for the month (2)		Prior Month	November, 2008
				$3,034,946,425.05	$505,704,590.25

4.	Information Concerning the Series Principal Funding Account ("SPFA")
		Beginning	Deposits into the SPFA	Deficit Amount on	Ending	Investment
		SPFA Balance	on this Distribution Date	this Distribution Date	SPFA Balance	Income
	Series 2003-4, Subseries 2	$0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
5.	Information Concerning Amount of Controlled Liquidation Payments
		Amount Paid on this	Deficit Amount on this		Total Payments through
		Distribution Date	Distribution Date		this Distribution Date
	Series 2003-4, Subseries 2	$ 0.00		$ 0.00		$0.00

6.	Information Concerning the Series Interest Funding Account ("SIFA")
		Beginning	Interest	Deposits into the SIFA	Ending
		SIFA Balance	Shortfall	on this Distribution Date	SIFA Balance
	Series 2003-4, Subseries 2	$ 0.00	$ 0.00	$ 991,667.13	$ 0.00

7.	Pool Factors for November, 2008
	Class A			1.00000000
	Class B			1.00000000

8.	Investor Charged-Off Amount
				Cumulative Investor
			November, 2008	Charged-Off Amount
	(a)	Group One	$149,239,569.35	$0.00
	(b)	Series 2003-4, Subseries 2	$4,584,982.72	$0.00
	(c)	Class A	$4,355,838.38	$0.00
		Class B	$229,144.34	$0.00
	(d)	As an annualized percentage of
		Principal Receivables at the
		beginning of November, 2008	6.97%	N/A
9.	Investor Losses for November, 2008			Per $1,000 of Initial
			Total	Series Investor Interest
	(a)	Group One	$0.00	$0.00
	(b)	Series 2003-4, Subseries 2	$0.00	$0.00
	(c)	Class A	$0.00	$0.00
		Class B	$0.00	$0.00
10. Reimbursement of Investor Losses for November, 2008				Per $1,000 of Initial
			Total	Series Investor Interest
	(a)	Group One	$0.00	$0.00
	(b)	Series 2003-4, Subseries 2	$0.00	$0.00
	(c)	Class A	$0.00	$0.00
		Class B	$0.00	$0.00

11. Aggregate Amount of Unreimbursed Investor Losses for November, 2008
				Per $1,000 of Initial
			Total	Series Investor Interest
	(a)	Group One	$0.00	$0.00
	(b)	Series 2003-4, Subseries 2	$0.00	$0.00
	(c)	Class A	$0.00	$0.00
		Class B	$0.00	$0.00
12.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
	(a)	Group One		$42,827,645.00
	(b)	Series 2003-4, Subseries 2		$1,315,790.00
	(c)	Class A		$1,250,000.00
		Class B		$65,790.00
13.	Class A Available Subordinated Amount
			Prior Distribution Date	Current Distribution Date
	Series 2003-4, Subseries 2, Class B
	(a) Total		$98,684,250.00	$98,684,250.00
	(b) As a percentage of Class A Invested Amount		13.1579%	13.1579%

14.	Total Available Credit Enhancement Amounts
			Class B Balance on	Class B Balance on
			Prior Distribution Date	Current Distribution Date
	(a)	Maximum Amount	$59,210,550.00	$59,210,550.00
	(b)	Available Amount	$59,210,550.00	$59,210,550.00
	(c)	Amount of unreimbursed Drawings on Credit
		Enhancement		$0.00
	(d)	Credit Enhancement Fee payable to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement		$74,746.68
	(e)	Credit Enhancement Fee paid to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement		$74,746.68

15.	Delinquency Summary
	Master Trust Receivables Outstanding at the end of November, 2008				$40,710,605,281.83
			Number of	Delinquent Amount	Percentage of Ending
		Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
		30-59 Days	96,910	$591,367,773.32	1.45%
		60-89 Days	65,395	$424,408,045.22	1.04%
		90-119 Days	51,442	$349,803,875.48	0.86%
		120-149 Days	43,232	$305,046,623.71	0.75%
		150-179 Days	36,928	$269,961,332.82	0.66%
		180+ Days	0	$0.00	0.00%

		Total	293,907	$1,940,587,650.55	4.77%
					Annualized
16.	Excess Spread applicable to this Distribution Date(3)			Amount	Percentage
	(a)	Group One (4)		$99,823,168.39	4.66%
	(b)	Group One three-month rolling average		$94,325,693.65	4.14%
	(c)	Series 2003-4, Subseries 2 (5)		$3,661,047.51	5.56%
	(d)	Series 2003-4, Subseries 2 three-month rolling average		$2,983,206.36	4.53%
17.	Investor Principal Charge-Offs on this Distribution Date(6)			Amount	Rate
	(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of November, 2008)		$149,239,569.35	6.97%
	(b)	Recoveries (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of November, 2008)		$15,562,047.40	0.73%
	(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of November, 2008)		$133,677,521.95	6.24%

U.S. Bank National Association as Trustee By:________________________________ Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the higher of the Group Excess Spread Percentage (Item 16(a)) and the Series Excess Spread Percentage (Item16(c)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if the 3-month rolling average Group and Series Excess Spreads are both less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses (as detailed in note 5 below) for series or subseries, if any, with negative Series Excess Spreads. Funds remaining after reallocation are distributed to Discover Bank for general use in its regular course of business.

(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve, divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group.

(5) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance Charge Collections and Investment Income for any Class of this Subseries (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see 'Deposits into the SIFA on this Distribution Date' in Item 6), (ii) the monthly servicing fee for this Subseries (see Item 12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 14(d)), in each case for this Distribution Date. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve, divided by the Series Investor Interest for this Subseries at the beginning of the period.

(6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

MASTER SERVICER'S CERTIFICATE STATEMENT DISCOVER CARD MASTER TRUST I Series 2003-4, Subseries 2 Monthly Statement CREDIT CARD PASS-THROUGH CERTIFICATES

     The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement dated as of December 30, 2003, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2003-4, Subseries 2 Master Trust Certificates for the Distribution Date occurring on December 15, 2008:

1.	Discover Bank is Master Servicer under the Pooling and Servicing Agreement.
2.	The undersigned is a Servicing Officer of Discover Bank as Master Servicer.
3.	The aggregate amount of Collections processed during November, 2008
	is equal to	$7,099,529,490.36
4.	The aggregate amount of Class A Principal Collections processed during November, 2008
	is equal to	$122,699,633.86
5.	The aggregate amount of Class A Finance Charge Collections processed during November, 2008
	is equal to	$10,097,065.25
6.	The aggregate amount of Class A Interchange processed during November, 2008
	is equal to	$0.00

7.	The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series Supplement:

	(a)	with respect to the Class A Required Amount Shortfall is equal to	$0.00
	(b)	with respect to the Class A Cumulative Investor Charged-Off Amount is equal to	$0.00
	(c)	with respect to the Class A Investor Interest is equal to	$0.00
8.	The sum of all amounts payable to the Class A Certificateholders on the current Distribution Date is
	equal to		$934,791.67

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9.	The aggregate amount of Class B Principal Collections processed during November, 2008
	is equal to	$6,454,768.23

10.	The aggregate amount of Class B Finance Charge Collections processed during November, 2008
	is equal to	$531,168.79

11.	The aggregate amount of Class B Interchange processed during November, 2008
	is equal to	$0.00

12.	The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series Supplement:

	(a)	with respect to the Class B Required Amount Shortfall is equal to	$0.00
	(b)	with respect to the Class B Cumulative Investor Charged-Off Amount is equal to	$0.00
	(c)	with respect to the Class B Investor Interest is equal to	$0.00
13.	The sum of all amounts payable to the Class B Certificateholders on the current Distribution Date is
	equal to		$56,875.46

14.	Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of December, 2008.

Series 2003-4, Subseries 2

DISCOVER BANK as Master Servicer

By:________________________________ Vice President, Chief Financial Officer and Treasurer

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